Finite Lived Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Finite Lived Intangible Assets and Goodwill [Abstract]
Finite Lived Intangible Assets and Goodwill

Note 8 - Finite Lived Intangible Assets and Goodwill

Goodwill

The following table presents goodwill as of June 30, 2026:

Goodwill, beginning of period	$244,635
Additions from acquisition (Note 3)	1,288,000
Goodwill, end of period	$1,532,635

There were no changes to goodwill during the three months ended June 30, 2025.

Intangible Assets

Amortization of intangible assets with finite lives is calculated on the straight-line method based on the following estimated useful lives:

Website and software development costs	5 years
Intellectual property	5-15 years
Customer relationships	7 years

The following table presents intangible assets other than goodwill as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$11,852,000	$637,000	$11,215,000
Trade names	1,800,000	53,333	1,746,667
Website & software development costs	330,482	174,233	156,249
Customer relationships	9,154,000	912,730	8,241,270
Total	$23,136,482	$1,777,296	$21,359,186

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$152,000	$106,500	$45,500
Website & software development costs	225,907	151,642	74,265
Customer relationships	354,000	354,000	-
Total	$731,907	$612,142	$119,765

During the three months ended June 30, 2026 and June 30, 2025, amortization expense was $653,331 and $30,867, respectively. During the six months ended June 30, 2026 and June 30, 2025, amortization expense was $1,165,154 and $61,734 respectively.

Future expected amortization expense of intangible assets is as follows:

Year Ending December 31,
2026 (remaining)	$1,321,186
2027	2,632,084
2028	2,585,501
2029	2,567,477
2030	2,547,143
Thereafter	9,705,794
Total	$21,359,186

Note 4 - Intangible Assets Other Than Goodwill

The following table presents intangible assets other than goodwill as of December 31, 2025 and 2024:

	2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$152,000	$106,500	$45,500
Website & software development costs	225,907	151,642	74,265
Customer relationships	354,000	354,000	-
Total	$731,907	$612,142	$119,765

	2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$152,000	$81,024	$70,976
Website & software development costs	225,907	106,461	119,446
Customer relationships	354,000	320,286	33,714
Total	$731,907	$507,770	$224,137

During each of the years ended December 31, 2025 and 2024, amortization expense was $104,372 and $123,467, respectively.

Future expected amortization expense of intangible assets is as follows:

Year Ending December 31,
2026	66,181
2027	50,083
2028	3,500
Total	$119,765